Distribution Date:	08/17/26	Wells Fargo Commercial Mortgage Trust 2018-C44
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2018-C44

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		General Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95001JAS6	3.045000%	20,962,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95001JAT4	4.178000%	27,202,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95001JAU1	3.824000%	6,828,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	95001JAV9	4.167000%	37,620,000.00	12,356,552.67	672,506.28	42,908.13	0.00	0.00	715,414.41	11,684,046.39	33.95%	30.00%
A-4	95001JAW7	3.948000%	175,000,000.00	166,724,649.19	0.00	548,524.10	0.00	0.00	548,524.10	166,724,649.19	33.95%	30.00%
A-5	95001JAX5	4.212000%	269,070,000.00	269,070,000.00	0.00	944,435.70	0.00	0.00	944,435.70	269,070,000.00	33.95%	30.00%
A-S	95001JBA4	4.464000%	43,126,000.00	43,126,000.00	0.00	160,428.72	0.00	0.00	160,428.72	43,126,000.00	27.58%	24.38%
B	95001JBB2	4.685000%	36,418,000.00	36,418,000.00	0.00	142,181.94	0.00	0.00	142,181.94	36,418,000.00	22.21%	19.63%
C	95001JBC0	4.976163%	38,334,000.00	38,334,000.00	0.00	158,963.51	0.00	0.00	158,963.51	38,334,000.00	16.55%	14.63%
D	95001JAC1	3.000000%	32,086,000.00	32,086,000.00	0.00	80,215.00	0.00	0.00	80,215.00	32,086,000.00	11.81%	10.44%
E-RR	95001JAE7	4.976163%	12,957,000.00	12,957,000.00	0.00	53,730.12	0.00	0.00	53,730.12	12,957,000.00	9.90%	8.75%
F-RR	95001JAG2	4.976163%	21,084,000.00	21,084,000.00	0.00	87,431.18	0.00	0.00	87,431.18	21,084,000.00	6.79%	6.00%
G-RR	95001JAJ6	4.976163%	8,626,000.00	8,626,000.00	0.00	35,770.32	0.00	0.00	35,770.32	8,626,000.00	5.52%	4.88%
H-RR*	95001JAL1	4.976163%	37,376,123.00	37,376,123.00	0.00	52,095.42	0.00	0.00	52,095.42	37,376,123.00	0.00%	0.00%
V	95001JAN7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95001JAQ0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			766,689,123.00	678,158,324.86	672,506.28	2,306,684.14	0.00	0.00	2,979,190.42	677,485,818.58

X-A	95001JAY3	0.863619%	536,682,000.00	448,151,201.86	0.00	322,526.43	0.00	0.00	322,526.43	447,478,695.58
X-B	95001JAZ0	0.277330%	117,878,000.00	117,878,000.00	0.00	27,242.57	0.00	0.00	27,242.57	117,878,000.00
X-D	95001JAA5	1.976163%	32,086,000.00	32,086,000.00	0.00	52,839.29	0.00	0.00	52,839.29	32,086,000.00
Notional SubTotal			686,646,000.00	598,115,201.86	0.00	402,608.29	0.00	0.00	402,608.29	597,442,695.58

Deal Distribution Total					672,506.28	2,709,292.43	0.00	0.00	3,381,798.71

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001JAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95001JAT4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95001JAU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	95001JAV9	328.45700877	17.87629665	1.14056699	0.00000000	0.00000000	0.00000000	0.00000000	19.01686364	310.58071212
A-4	95001JAW7	952.71228109	0.00000000	3.13442343	0.00000000	0.00000000	0.00000000	0.00000000	3.13442343	952.71228109
A-5	95001JAX5	1,000.00000000	0.00000000	3.51000000	0.00000000	0.00000000	0.00000000	0.00000000	3.51000000	1,000.00000000
A-S	95001JBA4	1,000.00000000	0.00000000	3.72000000	0.00000000	0.00000000	0.00000000	0.00000000	3.72000000	1,000.00000000
B	95001JBB2	1,000.00000000	0.00000000	3.90416662	0.00000000	0.00000000	0.00000000	0.00000000	3.90416662	1,000.00000000
C	95001JBC0	1,000.00000000	0.00000000	4.14680206	0.00000000	0.00000000	0.00000000	0.00000000	4.14680206	1,000.00000000
D	95001JAC1	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	95001JAE7	1,000.00000000	0.00000000	4.14680250	0.00000000	0.00000000	0.00000000	0.00000000	4.14680250	1,000.00000000
F-RR	95001JAG2	1,000.00000000	0.00000000	4.14680231	0.00000000	0.00000000	0.00000000	0.00000000	4.14680231	1,000.00000000
G-RR	95001JAJ6	1,000.00000000	0.00000000	4.14680269	0.00000000	0.00000000	0.00000000	0.00000000	4.14680269	1,000.00000000
H-RR	95001JAL1	1,000.00000000	0.00000000	1.39381551	2.75298671	141.91757476	0.00000000	0.00000000	1.39381551	1,000.00000000
V	95001JAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95001JAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95001JAY3	835.04049299	0.00000000	0.60096376	0.00000000	0.00000000	0.00000000	0.00000000	0.60096376	833.78741150
X-B	95001JAZ0	1,000.00000000	0.00000000	0.23110818	0.00000000	0.00000000	0.00000000	0.00000000	0.23110818	1,000.00000000
X-D	95001JAA5	1,000.00000000	0.00000000	1.64680203	0.00000000	0.00000000	0.00000000	0.00000000	1.64680203	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	42,908.13	0.00	42,908.13	0.00	0.00	0.00	42,908.13	0.00
A-4	07/01/26 - 07/30/26	30	0.00	548,524.10	0.00	548,524.10	0.00	0.00	0.00	548,524.10	0.00
A-5	07/01/26 - 07/30/26	30	0.00	944,435.70	0.00	944,435.70	0.00	0.00	0.00	944,435.70	0.00
X-A	07/01/26 - 07/30/26	30	0.00	322,526.43	0.00	322,526.43	0.00	0.00	0.00	322,526.43	0.00
X-B	07/01/26 - 07/30/26	30	0.00	27,242.57	0.00	27,242.57	0.00	0.00	0.00	27,242.57	0.00
X-D	07/01/26 - 07/30/26	30	0.00	52,839.29	0.00	52,839.29	0.00	0.00	0.00	52,839.29	0.00
A-S	07/01/26 - 07/30/26	30	0.00	160,428.72	0.00	160,428.72	0.00	0.00	0.00	160,428.72	0.00
B	07/01/26 - 07/30/26	30	0.00	142,181.94	0.00	142,181.94	0.00	0.00	0.00	142,181.94	0.00
C	07/01/26 - 07/30/26	30	0.00	158,963.51	0.00	158,963.51	0.00	0.00	0.00	158,963.51	0.00
D	07/01/26 - 07/30/26	30	0.00	80,215.00	0.00	80,215.00	0.00	0.00	0.00	80,215.00	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	53,730.12	0.00	53,730.12	0.00	0.00	0.00	53,730.12	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	87,431.18	0.00	87,431.18	0.00	0.00	0.00	87,431.18	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	35,770.32	0.00	35,770.32	0.00	0.00	0.00	35,770.32	0.00
H-RR	07/01/26 - 07/30/26	30	5,179,952.52	154,991.39	0.00	154,991.39	102,895.97	0.00	0.00	52,095.42	5,304,328.73
Totals			5,179,952.52	2,812,188.40	0.00	2,812,188.40	102,895.97	0.00	0.00	2,709,292.43	5,304,328.73

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	Additional Information
Total Available Distribution Amount (1)	3,381,798.71
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,824,767.52	Master Servicing Fee	5,617.30
Interest Reductions due to Nonrecoverability Determination	(56,836.78)	Certificate Administrator Fee	5,082.52
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	291.99
ARD Interest	0.00	Operating Advisor Fee	1,072.19
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	175.19
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,767,930.74	Total Fees	12,529.19

Principal		Expenses/Reimbursements
Scheduled Principal	672,506.28	Reimbursement for Interest on Advances	0.04
Unscheduled Principal Collections		ASER Amount	22,531.24
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	22,726.85
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	851.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	672,506.28	Total Expenses/Reimbursements	46,109.13

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,709,292.43
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	672,506.28
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,381,798.71
Total Funds Collected	3,440,437.02	Total Funds Distributed	3,440,437.03

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	678,158,325.19	678,158,325.19	Beginning Certificate Balance	678,158,324.86
(-) Scheduled Principal Collections	672,506.28	672,506.28	(-) Principal Distributions	672,506.28
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	677,485,818.91	677,485,818.91	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	678,232,609.75	678,232,609.75	Ending Certificate Balance	677,485,818.58
Ending Actual Collateral Balance	677,554,690.73	677,554,690.73

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.33)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.33)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.98%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	7	67,901,690.56	10.02%	20	4.9265	NAP	Defeased	7	67,901,690.56	10.02%	20	4.9265	NAP
3,000,000 or less	2	3,733,408.14	0.55%	19	5.0934	2.072099	1.20 or less	8	197,093,127.91	29.09%	17	4.9333	0.848131
3,000,001 to 4,000,000	2	7,004,219.32	1.03%	19	5.3155	1.538483	1.21 to 1.30	3	52,708,242.33	7.78%	20	4.9772	1.274420
4,000,001 to 5,000,000	3	13,820,748.41	2.04%	19	4.8773	1.669614	1.31 to 1.40	3	30,140,285.32	4.45%	20	4.8919	1.378468
5,000,001 to 6,000,000	3	16,803,543.21	2.48%	20	4.9962	2.122628	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 8,000,000	1	7,751,730.64	1.14%	21	5.4830	1.580000	1.51 to 1.75	8	91,291,861.73	13.48%	20	5.0041	1.648101
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.76 to 2.00	5	62,035,202.92	9.16%	20	4.8905	1.906083
9,000,001 to 10,000,000	2	19,151,434.46	2.83%	19	5.3345	1.192156	2.01 to 2.25	2	18,765,408.14	2.77%	21	4.8824	2.230777
10,000,001 to 15,000,000	5	61,477,625.59	9.07%	8	5.0642	0.901918	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	5	85,880,745.20	12.68%	20	4.8622	1.747810	2.51 to 3.00	2	75,000,000.00	11.07%	20	4.8637	2.681400
20,000,001 to 30,000,000	5	126,242,076.69	18.63%	20	4.6205	1.949054	3.01 or greater	3	82,550,000.00	12.18%	19	4.1650	3.288354
30,000,001 to 50,000,000	5	205,138,361.93	30.28%	20	4.7787	2.067565	Totals	41	677,485,818.91	100.00%	19	4.8371	1.748953
50,000,001 or greater	1	62,580,234.76	9.24%	20	4.7580	1.133400
Totals	41	677,485,818.91	100.00%	19	4.8371	1.748953
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	8	67,901,690.56	10.02%	20	4.9265	NAP
							Defeased	8	67,901,690.56	10.02%	20	4.9265	NAP
Arizona	2	20,838,294.19	3.08%	20	4.7910	1.511667
							Industrial	1	47,000,000.00	6.94%	18	4.3750	3.096900
California	5	145,700,000.00	21.51%	19	4.5247	2.659816
							Lodging	10	68,871,529.39	10.17%	20	5.0550	1.447276
Colorado	2	33,803,767.38	4.99%	20	4.7548	2.726974
							Mixed Use	7	75,672,718.73	11.17%	20	5.0751	1.311540
Idaho	4	15,390,908.14	2.27%	20	5.0180	1.269300
							Mobile Home Park	1	20,119,027.95	2.97%	20	4.8750	1.548200
Iowa	1	9,300,000.00	1.37%	19	5.2460	1.554600
							Multi-Family	3	26,958,088.68	3.98%	(5)	5.2880	1.042364
Maryland	2	63,103,894.69	9.31%	21	4.8055	1.190378
							Office	10	215,626,911.70	31.83%	20	4.6726	1.996993
Michigan	1	4,020,748.41	0.59%	20	4.8700	1.586500
							Retail	10	149,785,851.90	22.11%	20	4.8711	1.390810
Missouri	1	868,000.00	0.13%	21	5.6000	1.623800
							Self Storage	1	5,550,000.00	0.82%	20	4.8540	3.777000
Nevada	2	22,219,448.16	3.28%	20	4.9048	1.751235
							Totals	51	677,485,818.91	100.00%	19	4.8371	1.748953
New Jersey	4	54,373,048.74	8.03%	20	4.7524	1.573513

New York	6	62,300,000.00	9.20%	9	5.2663	1.005776

North Carolina	1	18,876,018.24	2.79%	20	4.9800	1.754700

Ohio	2	21,188,774.73	3.13%	20	5.2077	1.280887

Oregon	2	11,143,237.95	1.64%	20	5.0180	1.269300

Pennsylvania	1	15,000,000.00	2.21%	20	4.7650	1.399300

South Carolina	1	17,000,979.76	2.51%	20	4.8200	1.287300

Texas	1	2,865,408.14	0.42%	19	4.9400	2.207900

Utah	2	10,919,349.10	1.61%	20	4.9346	2.543894

Virginia	2	70,331,965.40	10.38%	20	4.8379	1.182623

Washington	1	10,340,285.32	1.53%	20	4.9850	1.335700

Totals	51	677,485,818.91	100.00%	19	4.8371	1.748953

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	67,901,690.56	10.02%	20	4.9265	NAP	Defeased	7	67,901,690.56	10.02%	20	4.9265	NAP
	4.250% or less	1	30,000,000.00	4.43%	20	3.7086	3.497900	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	1	47,000,000.00	6.94%	18	4.3750	3.096900	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	3	51,123,048.74	7.55%	20	4.6393	2.004837	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	17	351,544,859.73	51.89%	20	4.8493	1.600162	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	4	57,340,835.46	8.46%	20	5.0622	1.403293	49 months or greater	34	609,584,128.35	89.98%	19	4.8271	1.737255
	5.251% to 5.500%	6	60,107,384.42	8.87%	20	5.3669	0.975915	Totals	41	677,485,818.91	100.00%	19	4.8371	1.748953
	5.501% to 6.000%	2	12,468,000.00	1.84%	(35)	5.6837	0.350014
	6.001% to 6.500%	0	0.00	0.00%	0	0.0000	0.000000
	6.501% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	677,485,818.91	100.00%	19	4.8371	1.748953
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	67,901,690.56	10.02%	20	4.9265	NAP	Defeased	7	67,901,690.56	10.02%	20	4.9265	NAP
	84 months or less	34	609,584,128.35	89.98%	19	4.8271	1.737255	Interest Only	16	301,968,000.00	44.57%	17	4.7737	2.174494
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	1	31,903,495.19	4.71%	20	5.0180	1.269300
	Totals	41	677,485,818.91	100.00%	19	4.8371	1.748953	241 to 300 months	17	275,712,633.16	40.70%	20	4.8636	1.312528
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	41	677,485,818.91	100.00%	19	4.8371	1.748953
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	67,901,690.56	10.02%	20	4.9265	NAP			No outstanding loans in this group
Underwriter's Information		1	5,000,000.00	0.74%	20	4.6810	1.990000
	12 months or less	31	570,780,360.97	84.25%	19	4.7980	1.799006
	13 months to 24 months	1	30,000,000.00	4.43%	20	5.3400	0.580800
	25 months or greater	1	3,803,767.38	0.56%	19	5.3370	1.259800
	Totals	41	677,485,818.91	100.00%	19	4.8371	1.748953
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310941530	RT	Leesburg	VA	Actual/360	4.758%	256,761.56	87,844.01	0.00	N/A	04/01/28	--	62,668,078.77	62,580,234.76	08/01/26
2	883100839	OF	Palo Alto	CA	Actual/360	4.955%	213,340.28	0.00	0.00	N/A	04/06/28	--	50,000,000.00	50,000,000.00	08/06/26
3	310944099	IN	Irvine	CA	Actual/360	4.375%	177,065.97	0.00	0.00	N/A	02/07/28	--	47,000,000.00	47,000,000.00	08/07/26
4	883100858	OF	Towson	MD	Actual/360	4.773%	176,954.45	68,871.80	0.00	N/A	05/06/28	--	43,053,738.54	42,984,866.74	07/06/26
5	310942878	LO	Various	Various	Actual/360	5.018%	138,269.01	95,401.05	0.00	N/A	04/11/28	--	31,998,896.24	31,903,495.19	08/11/26
6	28002043	MU	Ramsey	NJ	Actual/360	4.862%	139,208.51	0.00	0.00	N/A	04/06/28	--	33,250,000.00	33,250,000.00	08/06/26
7	883100840	OF	San Francisco	CA	Actual/360	3.709%	95,805.50	0.00	0.00	04/06/28	04/06/31	--	30,000,000.00	30,000,000.00	08/06/26
8	28202045	OF	Denver	CO	Actual/360	4.681%	100,771.53	0.00	0.00	N/A	04/06/28	--	25,000,000.00	25,000,000.00	08/06/26
8A	28302045				Actual/360	4.681%	20,154.31	0.00	0.00	N/A	04/06/28	--	5,000,000.00	5,000,000.00	08/06/26
9	301741262	MU	New York	NY	Actual/360	5.340%	137,950.00	0.00	0.00	N/A	04/06/28	--	30,000,000.00	30,000,000.00	12/06/21
10	883100844	OF	Exeter	NH	Actual/360	4.565%	96,719.82	41,129.97	0.00	N/A	04/06/28	--	24,604,555.21	24,563,425.24	08/06/26
11	310943937	OF	Various	NJ	Actual/360	4.580%	83,467.42	40,687.02	0.00	N/A	04/11/28	--	21,163,735.76	21,123,048.74	08/11/26
12	310943505	OF	Las Vegas	NV	Actual/360	4.840%	79,424.71	37,851.89	0.00	N/A	04/11/28	--	19,056,848.11	19,018,996.22	08/11/26
13	28002049	MH	Lothian	MD	Actual/360	4.875%	84,591.64	31,834.17	0.00	N/A	04/06/28	--	20,150,862.12	20,119,027.95	08/06/26
14	610941538	LO	Raleigh	NC	Actual/360	4.980%	81,104.16	36,727.83	0.00	N/A	04/11/28	--	18,912,746.07	18,876,018.24	08/11/26
16	310943235	RT	Indian Land	SC	Actual/360	4.820%	70,684.84	29,231.40	0.00	N/A	04/11/28	--	17,030,211.16	17,000,979.76	08/11/26
17	310943681	RT	Tucson	AZ	Actual/360	4.780%	62,183.60	22,616.46	0.00	N/A	04/11/28	--	15,107,367.44	15,084,750.98	08/11/26
18	883100851	RT	Stony Point	NY	Actual/360	4.872%	66,705.80	0.00	0.00	N/A	05/06/28	--	15,900,000.00	15,900,000.00	08/06/26
19	310943408	RT	Upper St Clair	PA	Actual/360	4.765%	61,547.92	0.00	0.00	N/A	04/11/28	--	15,000,000.00	15,000,000.00	08/11/26
20	28002030	RT	Various	WI	Actual/360	4.927%	48,891.20	34,968.62	0.00	N/A	03/06/28	--	11,523,620.05	11,488,651.43	08/06/26
21	301741264	RT	Noblesville	IN	Actual/360	4.700%	55,042.22	0.00	0.00	N/A	04/06/28	--	13,600,000.00	13,600,000.00	08/06/26
22	301741249	OF	Los Angeles	CA	Actual/360	4.950%	56,265.00	0.00	0.00	N/A	02/06/28	--	13,200,000.00	13,200,000.00	02/06/26
23	883100843	LO	Marysville	WA	Actual/360	4.985%	44,473.41	20,103.17	0.00	N/A	04/06/28	--	10,360,388.49	10,340,285.32	08/06/26
24	28002059	MF	Columbus	OH	Actual/360	5.025%	49,122.85	15,075.45	0.00	N/A	04/06/28	--	11,352,415.72	11,337,340.27	08/06/26
25	28002057	MF	New York	NY	Actual/360	5.690%	0.00	0.00	0.00	N/A	05/06/23	--	11,600,000.00	11,600,000.00	04/06/20
26	28002037	RT	Aurora	OH	Actual/360	5.418%	46,033.23	15,296.16	0.00	N/A	03/06/28	--	9,866,730.62	9,851,434.46	08/06/26
28	28002033	OF	Davenport	IA	Actual/360	5.246%	42,011.72	0.00	0.00	N/A	03/06/28	--	9,300,000.00	9,300,000.00	07/06/26
29	883100849	LO	Norfolk	VA	Actual/360	5.483%	36,664.61	13,773.72	0.00	N/A	05/06/28	--	7,765,504.36	7,751,730.64	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
31	600944460	MU	Tucson	AZ	Actual/360	4.820%	23,927.76	11,411.04	0.00	N/A	05/11/28	--	5,764,954.25	5,753,543.21	08/11/26
32	28002050	LO	Perrysburg	OH	Actual/360	6.705%	28,057.24	21,192.67	0.00	N/A	04/06/28	--	4,859,447.89	4,838,255.22	08/06/26
33	883100834	OF	Dacula	GA	Actual/360	5.128%	24,448.04	9,049.26	0.00	N/A	03/06/28	12/06/27	5,536,518.94	5,527,469.68	08/06/26
34	28002046	SS	Park City	UT	Actual/360	4.854%	23,198.08	0.00	0.00	N/A	04/06/28	--	5,550,000.00	5,550,000.00	08/06/26
35	28002036	RT	Pollock Pines	CA	Actual/360	5.324%	25,215.06	0.00	0.00	N/A	03/06/28	--	5,500,000.00	5,500,000.00	08/06/26
37	28002008	RT	Brooklyn	NY	Actual/360	5.088%	21,030.40	0.00	0.00	N/A	01/06/28	--	4,800,000.00	4,800,000.00	08/06/26
38	28002063	SS	Miami	FL	Actual/360	5.632%	19,960.83	7,115.80	0.00	N/A	05/06/28	--	4,115,824.03	4,108,708.23	08/06/26
39	410944110	MF	New Baltimore	MI	Actual/360	4.870%	16,894.85	7,963.67	0.00	N/A	04/11/28	--	4,028,712.08	4,020,748.41	08/11/26
40	28002038	MU	Denver	CO	Actual/360	5.337%	17,513.43	7,021.17	0.00	N/A	03/06/28	--	3,810,788.55	3,803,767.38	08/06/26
41	410943131	MU	Salt Lake City	UT	Actual/360	4.750%	15,468.42	6,571.18	0.00	N/A	04/11/28	--	3,781,751.94	3,775,180.76	08/11/26
42	301741265	RT	Las Vegas	NV	Actual/360	5.290%	14,605.90	5,917.40	0.00	N/A	04/06/28	--	3,206,369.34	3,200,451.94	08/06/26
43	610942963	MU	Spring	TX	Actual/360	4.940%	12,209.77	4,851.37	0.00	N/A	03/11/28	--	2,870,259.51	2,865,408.14	08/11/26
44	28002062	RT	Kirbyville	MO	Actual/360	5.600%	4,185.69	0.00	0.00	05/06/28	05/06/33	--	868,000.00	868,000.00	08/06/26
Totals							2,767,930.74	672,506.28	0.00				678,158,325.19	677,485,818.91
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	9,460,615.20	2,451,108.89	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	5,918,011.55	1,668,736.23	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	20,912,431.15	5,218,503.59	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,739,320.63	0.00	--	--	--	0.00	0.00	245,640.88	245,640.88	0.00	0.00
5	11,581,772.63	11,683,567.68	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,225,642.23	810,715.42	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	31,379,062.30	8,129,715.06	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	9,248,718.17	2,334,848.20	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	325,874.25	01/01/25	03/31/25	05/11/26	4,904,462.42	1,111,925.16	114,974.94	6,463,774.72	19,989.74	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	1,923,562.34	445,973.32	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,670,414.81	629,390.07	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,108,910.75	1,088,744.99	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,497,372.79	2,767,040.47	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,586,159.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,652,014.51	939,919.32	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,685,152.52	457,706.43	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,216,378.07	509,594.55	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	481,181.00	(13,496.00)	01/01/26	03/31/26	05/11/26	0.00	0.00	56,069.72	328,183.18	27,528.86	0.00
23	1,126,446.87	1,192,138.56	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,281,835.95	648,140.66	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	189,848.68	0.00	--	--	06/14/26	9,225,077.00	987,413.33	(171.61)	2,024,120.87	1,077,965.69	0.00
26	700,868.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,043,055.12	387,715.21	01/01/26	06/30/26	--	0.00	0.00	41,971.68	41,971.68	0.00	0.00
29	982,789.62	1,140,575.77	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	121,821.67	106,105.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	961,549.17	256,011.68	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	529,627.76	264,813.88	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	360,770.48	87,145.61	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	734,940.11	128,574.20	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	389,070.94	96,704.26	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	529,110.65	121,940.36	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	468,477.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	81,383.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	119,788,315.82	43,877,807.66				14,129,539.42	2,099,338.49	458,485.61	9,103,691.33	1,125,484.29	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	2	43,200,000.00	2	72,984,866.74	1	11,600,000.00	0	0.00	0	0.00	0	0.00	4.837079%	4.810666%	19
07/17/26	0	0.00	0	0.00	2	43,200,000.00	2	73,053,738.54	1	11,600,000.00	0	0.00	0	0.00	0	0.00	4.837182%	4.794903%	20
06/17/26	0	0.00	0	0.00	2	43,200,000.00	2	73,128,023.08	1	11,600,000.00	0	0.00	0	0.00	0	0.00	4.837290%	4.795007%	21
05/15/26	0	0.00	1	13,200,000.00	1	30,000,000.00	2	73,196,308.90	1	11,600,000.00	0	0.00	0	0.00	0	0.00	4.837391%	4.799961%	22
04/17/26	0	0.00	0	0.00	2	43,200,000.00	2	73,270,028.61	1	11,600,000.00	0	0.00	0	0.00	0	0.00	4.837497%	4.800058%	23
03/17/26	0	0.00	1	13,200,000.00	1	30,000,000.00	2	73,337,733.17	1	11,600,000.00	0	0.00	0	0.00	0	0.00	4.837597%	4.800150%	24
02/18/26	1	13,200,000.00	0	0.00	1	30,000,000.00	1	30,000,000.00	1	11,600,000.00	0	0.00	0	0.00	1	6,903,350.88	4.837713%	4.800255%	25
01/16/26	1	13,200,000.00	0	0.00	1	30,000,000.00	1	30,000,000.00	1	11,600,000.00	0	0.00	0	0.00	0	0.00	4.840446%	4.803183%	26
12/17/25	1	13,200,000.00	0	0.00	1	30,000,000.00	1	30,000,000.00	1	11,600,000.00	0	0.00	0	0.00	0	0.00	4.840549%	4.803278%	27
11/18/25	0	0.00	0	0.00	1	30,000,000.00	1	30,000,000.00	1	11,600,000.00	0	0.00	0	0.00	0	0.00	4.840656%	4.803378%	28
10/20/25	0	0.00	0	0.00	1	30,000,000.00	1	30,000,000.00	1	11,600,000.00	0	0.00	0	0.00	0	0.00	4.840758%	4.819272%	29
09/17/25	0	0.00	0	0.00	1	30,000,000.00	1	30,000,000.00	1	11,600,000.00	0	0.00	0	0.00	0	0.00	4.840864%	4.819379%	30
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	883100858	07/06/26	0	B	245,640.88	245,640.88	26,564.38	43,053,738.54	10/20/25	98		03/02/26
9	301741262	12/06/21	55	6	114,974.94	6,463,774.72	843,540.43	30,000,000.00	12/17/20	7		12/02/23
22	301741249	02/06/26	5	6	56,069.72	328,183.18	41,796.36	13,200,000.00	06/06/25	2
25	28002057	04/06/20	75	5	(171.61)	2,024,120.87	1,182,123.99	11,600,000.00	05/29/20	7			12/02/24
28	28002033	07/06/26	0	B	41,971.68	41,971.68	0.00	9,300,000.00
Totals					458,485.61	9,103,691.33	2,094,025.16	107,153,738.54
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		11,600,000	0	0		11,600,000
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		635,017,819	548,832,952	13,200,000		72,984,867
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		30,000,000	30,000,000	0		0
> 60 Months		868,000	868,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	677,485,819	622,685,819	0	0	13,200,000	41,600,000
Jul-26	678,158,325	623,358,325	0	0	13,200,000	41,600,000
Jun-26	678,877,177	624,077,177	0	0	13,200,000	41,600,000
May-26	679,543,790	624,743,790	0	13,200,000	0	41,600,000
Apr-26	680,256,962	625,456,962	0	0	13,200,000	41,600,000
Mar-26	680,917,731	626,117,731	0	13,200,000	0	41,600,000
Feb-26	681,724,452	626,924,452	13,200,000	0	0	41,600,000
Jan-26	689,305,668	634,505,668	13,200,000	0	0	41,600,000
Dec-25	689,980,659	635,180,659	13,200,000	0	0	41,600,000
Nov-25	690,703,629	649,103,629	0	0	0	41,600,000
Oct-25	691,372,694	649,772,694	0	0	0	41,600,000
Sep-25	692,089,952	650,489,952	0	0	0	41,600,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	883100858	42,984,866.74	43,053,738.54	67,300,000.00	03/27/18	3,017,574.63	1.02290	12/31/25	05/06/28	260
9	301741262	30,000,000.00	30,000,000.00	52,000,000.00	03/31/26	322,331.25	0.58080	03/31/25	04/06/28	I/O
22	301741249	13,200,000.00	13,200,000.00	15,600,000.00	04/16/26	(13,496.00)	(0.08140)	03/31/26	02/06/28	I/O
25	28002057	11,600,000.00	11,600,000.00	8,900,000.00	05/13/25	170,498.68	0.25470	12/31/25	05/06/23	I/O
Totals		97,784,866.74	97,853,738.54	143,800,000.00		3,496,908.56

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	883100858	OF	MD	10/20/25	98

The foreclosure sale is projected to occur during the third quarter of 2026. The Receiver will concentrate all efforts toward stabilizing the property and maximizing leasing opportunities. As of 1Q2026 the property was 65.5% occupied with NOI reported at $1.0M. The loan remains current as of July 2026.

9	301741262	MU	NY	12/17/20	7

The Loan transferred on 12/17/2020 due to payment default stemming from the COVID-19 pandemic. An order appointing a receiver was entered by court on 1/25/2023. A foreclosure sale completed 7/24/25 and the Lender was the successful bidder. The Court order ed the Stipulation and Order Discharging the Receiver on 5/28/2026. As of 7/27, the portfolio multifamily component is 97% leased, with one vacant retail space ~ 700 SF at 31 Prince and an imminent adjacent retail vacancy of ~800 SF. Pursuing lease-up o f vacant retail, projected disposition in Q4 2028.

22	301741249	OF	CA	06/06/25	2

The Property continues to be listed for sale at $18.9M and there have been no offers to date. The foreclosure complaint was filed 6/15/2026. Counsel filed a motion for appointment of a Receiver. The hearing for the receivership is set for

10/27/2026. The Special Servicer is consulting with counsel to determine whether the process can be expedited.

25	28002057	MF	NY	05/29/20	7

Transitioned to REO in December, 2024. An agreement with Lee & Associates to continue leasing efforts has been finalized. Besen Partners is currently engaged as property manager. The Special Servicer is evaluating a potential tenant for the vacant gro und floor retail space. The residential component currently has one vacancy, with 15/16 units currently leased. The plan is to reach 100% occupancy of both residential and retail components of the asset. The Special Servicer will evaluate disposition stra tegies once 100% occupancy is reached.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
14	610941538	21,228,425.58	4.98000%	21,228,425.58 4.98000%		10	09/01/20	08/11/20	10/13/20
23	883100843	11,656,937.56	4.98500%	11,656,937.56 4.98500%		10	06/08/20	05/06/20	08/11/20
30	28000894	8,293,716.92	5.10000%	8,293,716.92 5.10000%		10	07/24/20	08/06/20	08/11/20
Totals		41,179,080.06		41,179,080.06
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
15	310944182 07/17/25	19,800,000.00	20,600,000.00	0.00	2,255,891.09	22,055,891.09	19,800,000.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		19,800,000.00	20,600,000.00	0.00	2,255,891.09	22,055,891.09	19,800,000.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
15	310944182	07/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	9,268.51	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	6,458.33	0.00	0.00	22,531.24	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	645.77	0.00	0.00	0.00	0.01	0.00	0.00	0.00
25	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	56,836.78	0.00	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.02	0.00	0.00	0.00
37	0.00	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.01	0.00	0.00	0.00
42	0.00	0.00	0.00	0.00	205.23	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	22,726.85	0.00	851.00	22,531.24	0.00	56,836.78	0.04	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		102,945.91

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Supplemental Notes
None

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